LEASE - Lease Liability Maturities (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 61,939
2022	30,969
2023	30,969
2024	30,969
2025	23,229
Total minimum lease payments	178,075
Less: Amount representing interest	(16,048)
Total Lease liabilities	$ 162,027	$ 238,191